Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Measurements
Fair Value Measurements

17.  Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy that prioritizes the inputs used to measure fair value is as follows:

Level 1

Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2

Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3

Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity's own assumptions about the assumptions that market participants would use in establishing a price.

The only asset or liability to be measured at fair value on a “recurring” basis during 2021 related to the mandatorily redeemable noncontrolling interest as part of the ZACC acquisition in October 2021, which is considered a level 3 input. As of December 31, 2021, the carrying value approximated the fair value due to the short timeframe before redemption and there were no other adjustments during the year. The Company subsequently purchased the shares related to the noncontrolling interest in January 2022. There were no assets or liabilities to be measured at fair value on "recurring" basis during 2020 and 2019.

Long-lived assets and liabilities that have been measured at fair value on "nonrecurring" basis include leasehold improvements, right-of-use assets — operating lease, trademark, and reacquired franchise rights. Assets and liabilities measured at fair value on "nonrecurring" basis as of December 31, 2021, 2020 and 2019 are as follows:

	Thousands of Yen
						Impairment
	Level 1		Level 2		Level 3	loss
Year ended December 31, 2021
Assets
Leasehold improvements	¥	―	¥	―	¥359,376	¥3,165
Right-of-use asset - operating lease		―		―	1,824,095	20,979
Trademark		―		―	153,458	38,922
Reacquired franchise rights		―		―	8,639	145
Total	¥	―	¥	―	¥2,345,568	¥63,211

Year ended December 31, 2020
Assets
Leasehold improvements	¥	―	¥	―	¥213,314	¥36,512
Right-of-use asset - operating lease		―		―	1,578,828	69,989
Total	¥	―	¥	―	¥1,792,142	¥106,501

Year ended December 31, 2019
Assets
Leasehold improvements	¥	―	¥	―	¥161,330	¥9,825
Right-of-use asset - operating lease		―		―	1,829,968	34,721
Total	¥	―	¥	―	¥1,991,298	¥44,546

Impairment of long-lived assets

Significant judgments and unobservable inputs categorized as Level 3 in the fair value hierarchy are inherent in the impairment tests performed and include assumptions about the amount and timing of expected future cash flows, growth rates, and the determination of appropriate discount rates. The Company believes that the assumptions used in its annual and any interim date impairment tests are reasonable, but variations in any of the assumptions may result in different calculations of fair values and impairment charges.

The Company's primary business is the operations of Relaxation Salons. It regularly conducts reviews of past performances and future profitability forecast for individual Salons. Based on the evaluation, if the Company determines that the Salon assets are impaired and not fully recoverable, it reduces the carrying amounts of the Salon's long-lived assets to the estimated fair value. Fair value is determined based on income approach using Level 3 inputs under ASC 820 Fair Value Measurement. The income approach is calculated using projected future (debt-free) cash flows that are discounted to present value. The future cash flows are based on the estimates made by management concerning forecast of sales, operating expenses and operating profit and loss, etc. with due consideration of industry trend and market circumstances, business risks and other factors, adjusted by market participants assumptions, if different from the Company's assumptions. These cash flows are then discounted at the reporting unit's calculated weighted average cost of capital ("WACC") of 11.3% - 21.0%. The discount rate (WACC) takes into consideration the characteristics of relevant peer companies, market observable data, and company-specific risk factors. Because of changing market conditions (i.e., rising interest rates and/or less marketplace demand), it is reasonably possible that the estimate of expected future cash flows may change resulting in the need to adjust our determination of fair value in the future.

For the year ended December 31, 2021, the Company recognized impairment loss of ¥24,289 thousand on leasehold improvements, right-of-use asset — operating lease and reacquired franchise rights directly related to certain relaxation salons. The Company conducted strategic reviews of its future profitability forecast for the salons. Following these reviews, the Company reduced the corresponding estimated future cash flows of these assets and the estimated ability to recover the carrying amount of the long-lived assets within the period applicable to the impairment determination, resulting in the impairment charges. The company also recognized an impairment loss of ¥38,922 thousand related to the Bell Epoque trademark. As a result of the Company’s internal reorganization in July 2021, the Company will no longer use the trademark.

For the year ended December 31, 2020, the Company recognized impairment loss of ¥106,501 thousand on leasehold improvements and right-of-use assets — operating lease directly related to certain relaxation salons. The Company conducted strategic reviews of its future profitability forecast for the salons. Following these reviews, the Company reduced the corresponding estimated future cash flows of these assets and the estimated ability to recover the carrying amount of the long-lived assets within the period applicable to the impairment determination, resulting in the impairment charges.

For the year ended December 31, 2019, the Company recognized impairment loss of ¥44,546 thousand on leasehold improvements and right-of-use assets — operating lease directly related to certain relaxation salons. The Company conducted strategic reviews of its future profitability forecast for the salons. Following these reviews, the Company reduced the corresponding estimated future cash flows of these assets and the estimated ability to recover the carrying amount of the long-lived assets within the period applicable to the impairment determination, resulting in the impairment charges.